Loss per Common Share - Summary of Reconciliation of Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023	Nov. 30, 2022	Aug. 31, 2022	Nov. 30, 2023	Nov. 30, 2022	May 31, 2023	May 31, 2022
Loss per Common Share
Net loss	$ (9,563)	$ (11,571)	$ (26,495)	$ (20,991)	$ (21,134)	$ (47,486)	$ (79,824)	$ (210,820)
Less: Deemed dividends			(1,140)			(5,294)	(5,417)
Less: Accrued preferred stock dividends	(368)		(370)		(741)	(756)	(1,495)	(1,628)
Net loss applicable to common stockholders	$ (9,931)		$ (28,005)		$ (21,875)	$ (53,536)	$ (86,736)	$ (212,448)
Weighted average common shares outstanding, Basic	958,988		813,373		941,191	800,545	836,528	676,900
Weighted average common shares outstanding, Diluted	958,988		813,373		941,191	800,545	836,528	676,900
Loss per share, Basic	$ (0.01)		$ (0.03)		$ (0.02)	$ (0.07)	$ (0.10)	$ (0.31)
Loss per share, Diluted	$ (0.01)		$ (0.03)		$ (0.02)	$ (0.07)	$ (0.10)	$ (0.31)